Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Time charter revenues		$ 393,132	$ 396,026	$ 329,190
Time charter revenues from related parties		41,555	0	0
Total operating revenues		434,687	396,026	329,190
Operating expenses
Vessel operating expenses	[1]	65,244	59,191	52,390
Voyage and commission expenses		7,724	6,048	5,239
Administrative expenses	[2]	6,643	5,757	5,194
Depreciation and amortization		99,256	80,574	66,336
Total operating expenses		178,867	151,570	129,159
Operating income		255,820	244,456	200,031
Financial income (expense)
Interest income	[3]	1,315	1,131	1,097
Interest expense	[4]	(55,324)	(43,781)	(43,195)
Other financial items, net		(23,459)	(22,118)	(1,661)
Net financial expenses		(77,468)	(64,768)	(43,759)
Income before income taxes		178,352	179,688	156,272
Income taxes		(5,669)	5,047	(5,453)
Net income		172,683	184,735	150,819
Net income attributable to non-controlling interest		(10,547)	(10,581)	(9,523)
Net income attributable to Golar LNG Partners LP Owners		162,136	174,154	141,296
General Partner’s interest in net income	[5]	18,469	23,908	13,796
Limited Partners’ interest in net income		$ 143,667	$ 150,246	$ 127,500
Earnings per unit:
Common units (basic and diluted) (in usd per share)		$ 2.38	$ 2.47	$ 2.31
Cash distributions declared and paid per unit in the period (in usd per share)		$ 2.30	$ 2.14	$ 2.05

[1]	This includes related party vessel management fee recharges of $7.6 million, $7.7 million and $6.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. See note 26.
[2]	This includes related party management and administrative fee recharges of $2.9 million, $2.9 million and $2.6 million for the years ended December 31, 2015, 2014 and 2013, respectively. See note 26.
[3]	This includes related party interest income of $0.2 million, nil and nil for the years ended December 31, 2015, 2014 and 2013, respectively. See note 26.
[4]	This includes related party interest expense of $4.2 million, nil and $2.0 million for the years ended December 31, 2015, 2014 and 2013, respectively. See note 26.
[5]	This includes net income attributable to IDR holders of $15.2 million, $18.3 million and $11.0 million for the years ended December 31, 2015, 2014 and 2013, respectively.